INCOME TAX - Net deferred assets (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Deferred tax assets:
Write-down of inventories to net realizable value	¥ 166,410	$ 23,439	¥ 825,454	$ 130,030	¥ 6,195,269
Impairment of property, plant and building	1,900,433	267,674	2,031,460	320,006	2,293,516
Deferred government grants	4,680,205	659,202	4,852,383	764,371	4,950,884
Losses available for offsetting against future taxable profits	47,805,830	6,733,405	58,257,270	9,176,975	32,495,322
Less: valuation allowance	(47,800,000)	(6,733,405)	(58,257,270)	(9,176,975)	(32,495,322)
Total deferred tax assets, net	6,747,048	950,315	7,709,297	1,214,407	13,439,669
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(4,273,589)	(601,931)	(4,670,213)	(735,675)	(5,463,463)
Total deferred tax liabilities	(4,273,589)	(601,931)	(4,670,213)	(735,675)	(5,463,463)
Net deferred tax asset	¥ 2,473,459	$ 348,384	¥ 3,039,084	$ 478,732	¥ 7,976,206